Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
NOTE 5	Investment Securities

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale securities at December 31 were as follows:

	2011					2010
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$2,560	$35	$–	$–	$2,595	$165	$–	$–	$(1)	$164
Mortgage-backed securities
Residential
Agency	16,085	333	–	(3)	16,415	847	–	–	(4)	843
Non-agency
non-prime	2	–	–	–	2	3	–	–	–	3
Commercial
non-agency	4	–	–	(2)	2	10	–	–	(5)	5
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	52	13	–	(2)	63	157	13	–	(18)	152
Other	23	1	(6)	(1)	17	127	–	(1)	(7)	119
Obligations of state and political subdivisions	23	1	–	(1)	23	27	1	–	(1)	27
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	121	–	–	(29)	92	126	–	–	(27)	99
Total held-to-maturity	$18,877	$383	$(6)	$(38)	$19,216	$1,469	$14	$(1)	$(63)	$1,419
Available-for-sale (b)
U.S. Treasury and agencies	$1,045	$13	$–	$(1)	$1,057	$2,559	$6	$–	$(28)	$2,537
Mortgage-backed securities
Residential
Agency	39,337	981	–	(4)	40,314	37,144	718	–	(159)	37,703
Non-agency
Prime (c)	911	5	(63)	(50)	803	1,216	12	(86)	(39)	1,103
Non-prime	1,047	9	(247)	(7)	802	1,193	15	(243)	(18)	947
Commercial
Agency	133	7	–	–	140	194	5	–	(2)	197
Non-agency	42	2	–	(2)	42	47	3	–	–	50
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	180	31	(3)	(2)	206	204	23	(2)	(1)	224
Other	694	16	(5)	(24)	681	709	23	(3)	(9)	720
Obligations of state and political subdivisions	6,394	167	–	(22)	6,539	6,835	3	–	(421)	6,417
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,000	1	–	(174)	827	1,109	–	–	(151)	958
Perpetual preferred securities	379	25	–	(86)	318	456	41	–	(49)	448
Other investments	188	15	–	(1)	202	183	17	–	(1)	199
Total available-for-sale	$51,356	$1,272	$(318)	$(373)	$51,937	$51,855	$866	$(334)	$(878)	$51,509

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Represents impairment not related to credit for those securities that have been determined to be other-than-temporarily impaired.
(e)	Represents unrealized losses on securities that have not been determined to be other-than-temporarily impaired.

The weighted-average maturity of the available-for-sale investment securities was 5.2 years at December 31, 2011, compared with 7.4 years at December 31, 2010. The corresponding weighted-average yields were 3.19 percent and 3.41 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 3.9 years at December 31, 2011, and 6.3 years at December 31, 2010. The corresponding weighted-average yields were 2.21 percent and 2.07 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale securities outstanding at December 31, 2011, refer to Table 13 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities carried at $20.7 billion at December 31, 2011, and $28.0 billion at December 31, 2010, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by law. Included in these amounts were securities sold under agreements to repurchase where the buyer/lender has the right to sell or pledge the securities and which were collateralized by securities with a carrying amount of $7.0 billion at December 31, 2011, and $9.3 billion at December 31, 2010.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Taxable	$1,517	$1,292	$1,295
Non-taxable	303	309	311
Total interest income from investment securities	$1,820	$1,601	$1,606

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Realized gains	$11	$21	$150
Realized losses	(7)	(8)	(3)
Net realized gains (losses)	$4	$13	$147
Income tax (benefit) on net realized gains (losses)	$2	$5	$56

In 2007, the Company purchased certain structured investment securities (“SIVs”) from certain money market funds managed by an affiliate of the Company. Subsequent to the initial purchase, the Company exchanged its interest in the SIVs for a pro-rata portion of the underlying investment securities according to the applicable restructuring agreements. The SIVs and the investment securities received are collectively referred to as “SIV-related securities” and are predominately included in non-agency mortgage-backed securities and asset-backed securities.

Some of the SIV-related securities evidenced credit deterioration at the time of acquisition by the Company. Investment securities with evidence of credit deterioration at acquisition had an unpaid principal balance and fair value of $416 million and $145 million, respectively, at December 31, 2011, and $485 million and $173 million, respectively, at December 31, 2010. Changes in the accretable balance for these securities were as follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$139	$292	$349
Impact of other-than-temporary impairment accounting change	–	–	(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)	–	66	127
Disposals (b)	–	(219)	–
Accretion	(17)	(29)	(6)
Other (c)	(22)	29	(54)
Balance at end of period	$100	$139	$292

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether securities are other-than-temporarily impaired considering, among other factors, the nature of the securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the securities.

The following table summarizes other-than-temporary impairment by investment category:

	2011			2010			2009
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Total held-to-maturity	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(24)	(23)	(47)	(63)	(60)	(123)	(151)	(304)	(455)
Commercial non-agency	–	–	–	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	–	(6)	(1)	(7)	(17)	(3)	(20)
Other	(4)	3	(1)	(13)	4	(9)	(186)	88	(98)
Obligations of state and political subdivisions	(4)	–	(4)	–	–	–	–	–	–
Corporate debt securities	–	–	–	–	–	–	(7)	–	(7)
Perpetual preferred securities	–	–	–	(1)	–	(1)	(223)	–	(223)
Other debt securities	–	–	–	(1)	1	–	–	–	–
Total available-for-sale	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(b)	Represents the non-credit portion of other-than-temporary impairment recorded in other comprehensive income for securities determined to be other-than-temporarily impaired during the period.

The Company determined the other-than-temporary impairment recorded in earnings for securities by estimating the future cash flows of each individual security, using market information where available, and discounting the cash flows at the original effective rate of the security. Other-than-temporary impairment recorded in other comprehensive income (loss) was measured as the difference between that discounted amount and the fair value of each security. The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52
December 31, 2010
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$358	$335	$299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses (a)	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)	–	(127)
Other	–	18	–
Balance at end of period	$298	$358	$335

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

At December 31, 2011, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions, at December 30, 2011:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Mortgage-backed securities
Residential
Agency	$697	$(3)	$–	$–	$697	$(3)
Non-agency non-prime (a)	–	–	1	–	1	–
Commercial non-agency	–	–	3	(2)	3	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	29	(2)	29	(2)
Other	–	–	14	(7)	14	(7)
Obligations of state and political subdivisions	–	–	9	(1)	9	(1)
Other debt securities	–	–	92	(29)	92	(29)
Total held-to-maturity	$697	$(3)	$148	$(41)	$845	$(44)
Available-for-sale
U.S. Treasury and agencies	$22	$(1)	$–	$–	$22	$(1)
Mortgage-backed securities
Residential
Agency	2,689	(3)	676	(1)	3,365	(4)
Non-agency (a)
Prime (b)	102	(6)	649	(107)	751	(113)
Non-prime	47	(4)	685	(250)	732	(254)
Commercial non-agency	21	(2)	1	–	22	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	14	(2)	9	(3)	23	(5)
Other	497	(14)	116	(15)	613	(29)
Obligations of state and political subdivisions	73	–	879	(22)	952	(22)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	156	(1)	580	(173)	736	(174)
Perpetual preferred securities	78	(19)	162	(67)	240	(86)
Other investments	1	–	2	(1)	3	(1)
Total available-for-sale	$3,706	$(52)	$3,759	$(639)	$7,465	$(691)

(a)	The Company has $367 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of securities that have unrealized losses are either corporate debt or mortgage-backed securities issued with high investment grade credit ratings. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these securities. At December 31, 2011, the Company had no plans to sell securities with unrealized losses, and believes it is more likely than not it would not be required to sell such securities before recovery of their amortized cost.